Summary of Significant Principal Accounting Policies (Schedule of Fair value on a recurring and non-recurring basis) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Summary of Significant Principal Accounting Policies
Equity securities measured at fair value	¥ 27,349		¥ 49,605
Derivative financial assets	6,342		11,557		$ 907
Long-term debt investments	144,873
Derivative financial liabilities			130			¥ 364,800	$ 52,800
Equity securities without readily determinable fair values	99,352		156,002
Total loss in equity securities without readily determinable fair values	61,791		14,403	¥ 0
Equity method investments	129,705		136,080
Goodwill	274,326		362,399		$ 39,228
Goodwill loss	18,395	$ 2,630	6,934	¥ 35,212
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Summary of Significant Principal Accounting Policies
Equity securities measured at fair value	27,349		49,605
Recurring | Significant Other Observable Inputs (Level 2)
Summary of Significant Principal Accounting Policies
Derivative financial assets	6,342		11,557
Long-term debt investments	144,873
Derivative financial liabilities			130
Non-recurring
Summary of Significant Principal Accounting Policies
Total loss in equity securities without readily determinable fair values	61,791		14,403
Impairment of equity method investments			26,115
Goodwill loss	18,395		6,934
Non-recurring | Significant Unobservable Inputs (Level 3)
Summary of Significant Principal Accounting Policies
Equity securities without readily determinable fair values	99,352		28,197
Equity method investments			2,648
Goodwill	¥ 293,639
Goodwill loss			¥ 97,394